Share Capital (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 $ / shares shares	Aug. 31, 2021 CNY (¥) shares	Aug. 31, 2021 USD ($) shares	Aug. 31, 2020 CNY (¥) shares	Aug. 31, 2020 USD ($) shares	Aug. 19, 2022	Nov. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Mar. 02, 2018 $ / shares	Dec. 16, 2016 USD ($) $ / shares shares
Share Capital (Details) [Line Items]
Share capital, par value (in Dollars per share) | $ / shares										$ 0.00001
Common stock, shares issued										10
Authorized share capital (in Dollars) | $										$ 50
Common stock, shares authorized										5,000,000,000
Common stock, price per share (in Dollars per share) | $ / shares	$ 0.00001
Previous ADS ratio						1
Shares repurchased		¥ 9,245	$ 1,530
ADS ratio						4.00%
2019 [Member]
Share Capital (Details) [Line Items]
Stock repurchase program, authorized amount (in Dollars) | $								$ 30,000
Number of shares repurchased				1,096,312	1,096,312
Shares repurchased				¥ 56,058	$ 8,721
Number of shares cancelled and retired				569,732	569,732
2020 [Member]
Share Capital (Details) [Line Items]
Stock repurchase program, authorized amount (in Dollars) | $							$ 50,000
Number of shares repurchased	258,731	560,436	560,436
Shares repurchased		¥ 24,628	$ 3,075
Number of shares cancelled and retired	287,358	1,058,389	1,058,389
Class A Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Number of voting rights	1
Share capital, par value (in Dollars per share) | $ / shares										$ 0.0001
Previous ADS ratio	1					1
ADS ratio						1.00%
Class B Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Number of voting rights	20
American Depositary Shares [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued	10,000,000
Common stock, price per share (in Dollars per share) | $ / shares									$ 19